Note 44 - Administration Costs - Average Number Of Employees By Geographical Area - Average Employees (Details) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BBVA Group [Member] | Male
Average BBVA S A Employees Line Items
Average Number Of Employees	59,547	60,730	62,738
BBVA Group [Member] | Female
Average BBVA S A Employees Line Items
Average Number Of Employees	69,790	71,774	73,939
BBVA, S.A. [Member] | Female
Average BBVA S A Employees Line Items
Average Number Of Employees	26,294	26,869	25,979